FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Aug. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional and Fair Values of All Derivative Instruments
The notional and fair values of all derivative instruments are as follows:

	August 31, 2023	August 31, 2022
Assets
Cash Flow Hedges
Other current assets	$52,995	$89,867
Other non-current assets	44,739	69,209
Other Derivatives
Other current assets	6,686	8,657
Total assets	$104,420	$167,733
Liabilities
Cash Flow Hedges
Other accrued liabilities	$50,020	$61,156
Other non-current liabilities	26,076	42,537
Other Derivatives
Other accrued liabilities	38,645	83,792
Total liabilities	$114,741	$187,485
Total fair value	$(10,321)	$(19,752)
Total notional value	$13,390,031	$11,095,604

Schedule of Netting Derivative Assets and Liabilities	The potential effect of netting derivative assets against liabilities under the counterparty master agreements is as follows:

	August 31, 2023	August 31, 2022
Net derivative assets	$50,528	$140,073
Net derivative liabilities	60,849	159,825
Total fair value	$(10,321)	$(19,752)